Note 8 - Senior Secured Notes	12 Months Ended
Dec. 31, 2013
Secured Convertible Promissory Notes [Abstract]
Secured Convertible Promissory Notes [Text Block]

(8)       Senior secured notes

During the period from November 2012 through March 8, 2013, the Company entered subscriptions payable for 18% senior secured convertible promissory notes (the “Senior Secured Notes”) from select accredited investors. The Company completed the offering and issued an aggregate $2,000,000 in Senior Secured Notes on March 8, 2013.

The Senior Secured Notes had a six month term from the subscription date and the note holders could convert into Company common stock at anytime during the term at a conversion price of $0.20 per share – the market price at the time the subscription agreement was written. Upon the consummation of a qualified financing and/or technology license, as defined in the Senior Secured Note agreements, as amended, of $4,000,000 or more by the Company, the principal and interest on the Senior Secured Notes would automatically convert into Company common stock equal to the lower of (i) the Company common stock issued in the qualified financing and/or technology license, reduced by a discount of 20%, and (ii) $0.20 per share - the market price at the time the subscription agreement was written. The note holders (the “Holders”) would also receive, if any are issued, warrants or any other securities issued in a qualified financing and/or technology license on similar terms to the qualified financing and/or technology license. The Senior Secured Notes were secured by the tangible and intangible assets of the Company.

On July 31, 2013, all of the Holders of the Senior Secured Notes voluntarily converted all of the outstanding principal and interest of the Senior Secured Notes into Company common stock. The aggregate outstanding amount of principal and interest on the Senior Secured Notes at July 31, 2013 of $2,186,906 was converted into 10,934,533 shares of restricted Company common stock at the conversion price of $0.20 per share - the market price at the time the subscription agreement was written - pursuant to the Senior Secured Note agreements. In return for the Holders’ voluntarily converting the outstanding Senior Secured Notes on or before July 31, 2013, the Company agreed to issue to the Holders warrants to purchase an aggregate total of 1,988,095 shares of Company common stock (the “Class H Warrants”). The Class H Warrants have an exercise price of $0.80 per share and are exercisable during the five-year period beginning on the date of issuance. In July 2013, the Company recorded a loss from extinguishment of debt of $1,073,572, which was the estimated fair value of the warrants issued to the Holders on the date of exchange calculated using the Black-Scholes pricing model using the following primary inputs of: (i) $0.60 closing stock price on the date of grant, (ii) the expected time the warrants will be outstanding of five-years, (iii) estimated discount rate of 1.38%, and (iv) expected volatility of 149% based on historical data from companies similar in size and value to the Company.

Kevin A. Richardson, II, chairman of the board of directors of the Company, converted an aggregate balance of $64,500 of the Senior Secured Notes and received 322,500 shares of Company common stock and 58,635 Class H Warrants in the foregoing transaction.

The conversion feature embedded in the Senior Secured Notes was accounted for as a derivative liability and resulted in the creation at issuance of a discount to the carrying amount of the debt in the amount of $2,000,000, which was amortized as additional interest expense using  the straight-line method over the term of the Senior Secured Notes (the Company determined that using the straight-line method of amortization did not yield a materially different amortization schedule than the effective interest method). The amount of the fair value of the embedded conversion feature in the Senior Secured Notes of $4,908,000, at the date of issuance, less the debt discount, totaled $2,908,000 and was recorded in the “loss on embedded conversion feature of Senior Secured Notes” in the accompanying consolidated statements of comprehensive loss; subsequent fair value adjustments of the embedded conversion feature of $534,187 are also included in this financial statement caption.

Interest expense on the Senior Secured Notes, including amortization of the debt discount, totaled $2,178,390 and $8,516 for the years ended December 31, 2013 and 2012, respectively.